Reverse Recapitalization (Details) - USD ($)		6 Months Ended
	Sep. 29, 2023	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Jun. 28, 2022
Reverse Recapitalization [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Reverse recapitalization		$ 726,339
Operating trust account		8,138,230
Operating cash account		9,782
Payable to stockholders to redeem		$ 5,072,945
Stockholders to redeem shares (in Shares)	467,122	467,122
Payment of transaction costs incurred		$ 1,640,128
Prepayment of working capital loans issued		$ 708,600
Exchange ratio	0.2407%
New Estrella’s Capitalization [Member]
Reverse Recapitalization [Line Items]
Description of preferred stock		Estrella issued (i) 1,520,000 shares of Series A Preferred Stock were issued to Lianhe World for $1,520,000, (ii) 1,000,000 shares of Series A Preferred Stock were issued to CoFame for $1,000,000, (iii) 730,000 shares of Series A Preferred Stock were issued to Tiger for $730,000 for deferred commission, (iv) 2,000,000 shares of Series A Preferred Stock were issued to Smart Crest for $2,000,000; (v) 2,000,000 shares of Series A Preferred Stock were issued to Xiao for $2,000,000 and (vi) 2,000,000 shares of Series A Preferred Stock were issued to Wang for $2,000,000, immediately prior to the Effective Time
Converted shares (in Shares)	0.2407
New Estrella’s Capitalization [Member] | Hongbin Zhang [Member]
Reverse Recapitalization [Line Items]
Principal amount	$ 300,000
Interest rate	12.00%
New Estrella’s Capitalization [Member] | Plentiful Limited and Lianhe World [Member]
Reverse Recapitalization [Line Items]
Issued shares (in Shares)	500,000
Convertible Common Stock [Member]
Reverse Recapitalization [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001
Series A Preferred Stock [Member]
Reverse Recapitalization [Line Items]
Preferred stock, value
Preferred stock, shares issued (in Shares)		0	0	0	5,000,000
Series A Preferred Stock [Member] | White Lion [Member]
Reverse Recapitalization [Line Items]
Preferred stock, value	$ 500,000
Preferred stock, shares issued (in Shares)	250,000
Series A Preferred Stock [Member] | New Estrella’s Capitalization [Member]
Reverse Recapitalization [Line Items]
Issued shares (in Shares)	500,000